Share-Based Payment (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payment [Abstract]
Summary of number of share options and their related weighted average exercise prices
	Year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	7,355,833	0.16	6,750,000	0.17	4,870,000	0.15
Granted	-	-	1,000,000	0.03	2,950,000	0.16
Exercised	-	-	-	-	-	-
Expired	(1,155,833)	0.16	(40,000)	0.21	(1,070,000)	0.08
Forfeited	-	-	(354,167)	0.14	-	-

Outstanding at end of year	6,200,000	0.15	7,355,833	0.16	6,750,000	0.17

Exercisable at end of year	5,529,166	0.16	5,514,166	0.19	3,833,333	0.18

	Year ended December 31,
	2017		2016		2015
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	6,750,000	0.17	4,870,000	0.15	6,683,862	0.19
Granted	1,000,000	0.03	2,950,000	0.16	700,000	0.10
Exercised	-	-	-	-	-	-
Expired	(40,000)	0.21	(1,070,000)	0.08	(2,513,862)	0.23
Forfeited	(354,167)	0.14	-	-	-	-

Outstanding at end of year	7,355,833	0.16	6,750,000	0.17	4,870,000	0.15

Exercisable at end of year	5,514,166	0.19	3,833,333	0.18	2,939,168	0.16

Summary of exercise price and the remaining contractual life (in years)
December 31,
2018			2017
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

2,150,000	0 - 0.14	7.24	2,362,500	0 - 0.14	7.55
4,050,000	0.15 - 1.6	6.12	4,993,333	0.15 -1.6	5.86

6,200,000			7,355,833

December 31,
2017			2016
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

2,362,500	0 - 0.14	7.55	1,450,000	0 - 0.14	8.13
4,993,333	0.15 -1.6	5.86	5,300,000	0.15 -1.6	7.93

7,355,833			6,750,000

Summary of outstanding options
Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD	Vesting schedule

900,000	Chief Executive Officer	October 15, 2013	0.9	143	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Chief Executive Officer	October 15, 2013	0.6	97	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Four Directors	December 30, 2014	0.4325	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
150,000	Consultant	December 30, 2014	0.4915	12	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
100,000	Chief Executive Officer	March 25, 2015	0.4	7	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
50,000	Medical Director	March 4, 2016	0.6	2	12 equal portions each quarter over a period of 3 years from the date of grant
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Chief Executive Officer	March 31, 2016	0.6	42	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
1,000,000	Chief Executive Officer	August 3, 2017	0.11	28	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary

6,200,000

(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required).

Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD	Vesting schedule

60,000	Legal counsel	January 15, 2008	1.575	12	25% on grant date and 25% on each year over a period of 3 years from the grant date
900,000	Chief Executive Officer	October 15, 2013	0.9	143	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Chief Executive Officer	October 15, 2013	0.6	97	12 equal portions each quarter over a period of 3 years from the grant date
750,000	Chief Financial Officer	December 30, 2013	0.5328	101	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Four Directors	December 30, 2014	0.4325	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
150,000	Consultant	December 30, 2014	0.4915	12	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
100,000	Chief Financial Officer	March 25, 2015	0.4	7	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
87,500	Chief Executive Office	March 25, 2015	0.4	7	100,000 options were granted. 33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first 12,500 option were forfeited.
125,000	Chief Financial Officer	June 1, 2015	0.4283	14	200,000 options were granted 12 equal portions each quarter over a period of 3 years from the grant date. 75,000 options were forfeited.
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
100,000	Chief Financial Officer	March 25, 2015	0.4	7	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
50,000	Medical Director	March 4, 2016	0.6	2	12 equal portions each quarter over a period of 3 years from the date of grant
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Chief Executive Officer	March 31, 2016	0.6	42	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
133,333	Chief Financial Officer	May 31, 2016	0.6	14	400,000 options were granted.
33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
					266,667 option were forfeited.
1,000,000	Chief Executive Officer	August 3, 2017	0.11	28	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary

7,355,833

(*)	Date of the Company's Board of Directors’ decision (or shareholders, if required).

Summary of detailed information about the fair value for options granted
	2018(*)	2017

Dividend yield	-	0%
Expected volatility	-	76.8%
Risk-free interest	-	1.87%
Expected life (years)	-	10

(*)	There were no new grants in 2018.

	2017	2016

Dividend yield	0%	0%
Expected volatility	76.8%	74.4%
Risk-free interest	1.87%	1.97%
Expected life (years)	10	10